Derivative Instruments and Hedging Activities - Effects of Fair Value of Derivative Instruments in Condensed Consolidated Balance Sheets (Detail) (Other Non-Current Assets [Member], USD $)
In Thousands, unless otherwise specified
	Sep. 30, 2014	Dec. 31, 2013
Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Cash Flow Hedge Derivative Instrument Assets at Fair Value	$ 895
Interest Rate Caps [Member]
Derivatives, Fair Value [Line Items]
Derivative Instruments Not Designated as Hedging Instruments, Asset, at Fair Value